Related Party Transactions - Schedule of Related Parties Outstanding Balances of Receivables and Payables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Disclosure of transactions between related parties [line items]
Receivables	₩ 9,273	₩ 11,614
Trade receivables | K Bank Inc.
Disclosure of transactions between related parties [line items]
Receivables	2,089	778
Trade receivables | Little Big Pictures
Disclosure of transactions between related parties [line items]
Receivables	235	235
Trade receivables | K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Receivables	117	113
Trade receivables | K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Receivables	185	7,911
Trade receivables | Others
Disclosure of transactions between related parties [line items]
Receivables	6,419	2,439
Trade receivables | Others
Disclosure of transactions between related parties [line items]
Receivables	228	138
Other receivables
Disclosure of transactions between related parties [line items]
Receivables	57,542	152,415
Other receivables | K Bank Inc.
Disclosure of transactions between related parties [line items]
Receivables	53,865	147,868
Other receivables | Little Big Pictures
Disclosure of transactions between related parties [line items]
Receivables	1,382	1,396
Other receivables | K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Receivables	1,482	1,283
Other receivables | K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Receivables	0	0
Other receivables | Others
Disclosure of transactions between related parties [line items]
Receivables	747	1,628
Other receivables | Others
Disclosure of transactions between related parties [line items]
Receivables	66	240
Lease receivables
Disclosure of transactions between related parties [line items]
Receivables	0	0
Lease receivables | K Bank Inc.
Disclosure of transactions between related parties [line items]
Receivables	0	0
Lease receivables | Little Big Pictures
Disclosure of transactions between related parties [line items]
Receivables	0	0
Lease receivables | K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Receivables	0	0
Lease receivables | K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Receivables	0	0
Lease receivables | Others
Disclosure of transactions between related parties [line items]
Receivables	0	0
Lease receivables | Others
Disclosure of transactions between related parties [line items]
Receivables	0	0
Trade payables
Disclosure of transactions between related parties [line items]
Payables	161	1,303
Trade payables | K Bank Inc.
Disclosure of transactions between related parties [line items]
Payables	0	0
Trade payables | Little Big Pictures
Disclosure of transactions between related parties [line items]
Payables	0	0
Trade payables | K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Payables	0	0
Trade payables | K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Payables	0	0
Trade payables | Others
Disclosure of transactions between related parties [line items]
Payables	161	1,302
Trade payables | Others
Disclosure of transactions between related parties [line items]
Payables	0	1
Other payables
Disclosure of transactions between related parties [line items]
Payables	2,571	1,411
Other payables | K Bank Inc.
Disclosure of transactions between related parties [line items]
Payables	795	83
Other payables | Little Big Pictures
Disclosure of transactions between related parties [line items]
Payables	249	2
Other payables | K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Payables	0	0
Other payables | K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Payables	299	0
Other payables | Others
Disclosure of transactions between related parties [line items]
Payables	1,228	1,326
Other payables | Others
Disclosure of transactions between related parties [line items]
Payables	0	0
Lease liabilities
Disclosure of transactions between related parties [line items]
Payables	100,193	4,588
Lease liabilities | K Bank Inc.
Disclosure of transactions between related parties [line items]
Payables	0	0
Lease liabilities | Little Big Pictures
Disclosure of transactions between related parties [line items]
Payables	0	0
Lease liabilities | K-Realty 11th Real Estate Investment Trust Company
Disclosure of transactions between related parties [line items]
Payables	1,719	4,588
Lease liabilities | K-Realty No.3 Real Estate General Private Placement Investment Company
Disclosure of transactions between related parties [line items]
Payables	98,474	0
Lease liabilities | Others
Disclosure of transactions between related parties [line items]
Payables	0	0
Lease liabilities | Others
Disclosure of transactions between related parties [line items]
Payables	₩ 0	₩ 0